--------------------------------------------------------------------------------
                           PLAN INVESTMENT FUND, INC.

                               Semi-Annual Report
                                  June 30, 1999


















                                            ADMINISTRATOR:
                                            --------------
                                            [BCS logo enclose]
                                            BCS FINANCIAL SERVICES CORPORATION
                                            676 N. St. Clair, Chicago, IL 60611
                                            (312) 951-9841

--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                 August 5, 1999

Fellow Investors:

BCS Financial Services Corporation, on behalf of the Board of Trustees, presents the 1999 Semi-Annual Report for Plan Investment Fund, Inc. As you know the Board of Trustees selected BCS to administer the Plan Investment Fund beginning on April 1, 1999. Because we are ever sensitive to customizing services to Plans' special needs, we are offering this service in a way that allows it to proceed smoothly and insure that all requirements are being met. Our staff is staying in touch with everyone through letters, phone calls and personal visits. The transition is a success.

I would like to recognize the Trustees for their diligence, suggestions and time spent in support of the administrator review and selection process. By choosing BCS as the administrator, the Board confirmed their confidence in our performance and the level of service we provide to the Blue Plans.

Plan Investment Fund continues to meet and exceed its benchmarks while maintaining a very high credit quality rating. Plan Investment Fund was designed for the exclusive use of the Blue Plans and their affiliates. The Plan Investment Fund returns continue to be very competitive as a result of the excellent management of the assets and the low administrative costs. We fully intend to maintain this strategy while continuing to explore any opportunities to improve the value of Plan Investment Fund for the investors.

The first half of 1999 was the tale of two quarters. The first quarter was relatively calm while the second quarter was marked by increasing rates along the entire yield curve. These increases were spurred by investors concerns that the continuing strength of the economy will eventually lead to increasing inflation. The Federal Reserve is also concerned and raised interest rates by 25 basis points. Speculation continues that further rate increases are inevitable. With this type of environment the Government/REPO Portfolio provides a logical place for investors to place their transactional funds. Investors can be assured of receiving very competitive overnight rates while simultaneously managing their cash flow with one simple phone call.

I encourage you to look to the Plan Investment Fund portfolios for all of your short term investment needs designed specifically for the Blues System. We look forward to serving you.

                                          Sincerely,



                                          Edward J. Baran
                                          President and Chief Executive Officer

--------------------------------------------------------------------------------
                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
Periods Ended               Three      Six        One       From
June 30,1999                Months    Months     Year     Inception*
                           --------  --------  --------   ----------
Government/REPO             4.82%      4.82%     5.08%      5.47%
Portfolio
Donoghues Inst.             4.57%      4.61%     4.85%      5.20%
Money Market Avg.
Repurchase                  4.82%      4.82%     5.07%      5.46%
Agreements

Money Market                4.78%      4.83%     5.08%      5.89%
Portfolio
Donoghues Inst.             4.57%      4.61%     4.85%      5.68%
Money Market Avg.
Repurchase                  4.82%      4.82%     5.07%      5.82%
Agreements

Short-Term                  4.15%      4.18%     5.12%      6.03%
Portfolio
6  Month                    4.65%      4.66%     4.92%      5.77%
Treasury  Bill
1 - 3  Year                 2.31%      2.38%     5.08%      6.95%
Treasury  Note
Index

* Inception dates:
6/01/95 - Government/REPO Portfolio;3/11/87 - Money Market and Short-Term Portfolios

--------------------------------------------------------------------------------
                            PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
                                         Closing     Closing
                    Average  Closing     Average     Average
Portfolio/Month      Yield    Price     Maturity     Quality
                    -------  -------   ----------   ----------
Government/REPO
Portfolio
   April              4.73%   $1.00      3 Days       A1+
   May                4.72%   $1.00      1 Day        A1+
   June               4.69%   $1.00      1 Day        A1+

Money Market
Portfolio
   April              4.70%   $1.00     68 Days       A1+
   May                4.68%   $1.00     69 Days       A1+
   June               4.67%   $1.00     69 Days       A1+

Short-Term
Portfolio
   April              4.92%   $9.97    7.6 Months    AA+
   May                4.90%   $9.96    8.0 Months    AA+
   June               4.81%   $9.96    7.6 Months    AA+

                             Statement of Net Assets
                                   (Unaudited)

                            GOVERNMENT/REPO PORTFOLIO

                                  June 30, 1999


                                 PERCENTAGE
                                     OF              PAR
                                 NET ASSETS         (000)             VALUE
                                ------------    --------------    -------------

-------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS       86.6%
-------------------------------------------------------------------------------


Student Loan Marketing
Association
   Discount Notes
   4.60% (7/01/99)
   (Cost $115,000,000)                             $115,000       $ 115,000,000
                                                                  -------------
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS               13.8%
-------------------------------------------------------------------------------
Morgan Stanley & Co.
   5.90% (7/01/99)
   To be repurchased at
     $18,302,999.17
   (Collateralized by
     $18,525,000 U.S.
Treasury
   Notes, 6.25%; due 5/31/00;
   Market Value $18,761,009)
   (Cost $18,300,000)                                18,300          18,300,000
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES    100.4%                           133,300,000
   (Cost $133,300,000*)

LIABILITIES IN EXCESS OF OTHER      (0.4%)                             (503,299)
ASSETS                           --------                         -------------


NET ASSETS (Applicable to
132,796,701 PCs outstanding)       100.0%                         $ 132,796,701
                                 ========                         =============

NET ASSET VALUE, offering and
redemption price per PC
($132,796,701/132,796,701 PCs)                                    $        1.00
                                                                  =============

* Aggregate cost for Federal tax purposes.


                 See accompanying notes to financial statements.

                             Statement of Net Assets
                                   (Unaudited)

                             MONEY MARKET PORTFOLIO

                                  June 30, 1999


                                   PERCENTAGE
                                       OF             PAR
                                   NET ASSETS         (000)           VALUE
                                   -----------     --------          -------

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT               13.6%
--------------------------------------------------------------------------------


DOMESTIC CERTIFICATES OF DEPOSIT
    First National Bank of Chicago
      4.92% (7/06/99)                              $ 15,000        $  15,000,000
    First Tennessee Bank
      5.02% (9/13/99)
                                                     15,000           15,000,000
    NationsBank
      5.00% (1/06/00)
                                                     15,000           14,998,501
                                                                   -------------
      TOTAL CERTIFICATES OF DEPOSITS
      (Cost $44,998,501)                                              44,998,501
                                                                   -------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER                      49.4%
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES                4.5%
   CXC Inc.
      4.90% (11/10/99)                               15,000           14,730,500
                                                                   -------------

BANKS                                  4.5%
   Wells Fargo & Co.
      4.8799% (8/25/99)                              15,000           14,888,168
                                                                   -------------

LIFE INSURANCE                        10.5%
   American General Corp.
      4.78% (8/10/99)                                 5,000            4,973,444
   Prudential Funding Corp.
      4.81% (8/24/99)                                15,000           14,891,775
   USAA Capital Corp.
      4.79% (8/26/99)                                15,000           14,888,233
                                                                   -------------
                                                                      34,753,452
                                                                   -------------

                            Statement of Net Assets

                             MONEY MARKET PORTFOLIO


                                   PERCENTAGE
                                     OF           PAR
                                    NET ASSETS   (000)          VALUE
                                   -----------  -------    ---------------

MISCELLANEOUS BUSINESS CREDIT            6.0%
   National Rural Utilities
      4.82% (7/22/99)                          $ 20,000    $    19,943,767
                                                           ---------------

MISCELLANEOUS MANUFACTURING              4.4%
   Fortune Brands, Inc.
      4.81% (8/16/99)                             5,000          4,969,269
      5.20% (2/11/00                             10,000          9,675,000
                                                           ---------------
                                                                14,644,269
                                                           ---------------

PHARMACEUTICAL PREPARATIONS              4.5%
   Johnson & Johnson
      4.78% (10/04/99)                           15,000         14,810,792
                                                           ---------------

SERVICES - AMUSEMENTS & RECREATION       4.5%
   Walt Disney Co.
      4.89% (9/14/99)                            15,000         14,847,188
                                                           ---------------

SERVICES - EQUIPMENT RENT & LEASE        3.0%
   International Lease Finance
      4.80% (9/13/99)                            10,000          9,901,333
                                                           ---------------

SHORT-TERM BUSINESS CREDIT              7.5%
American Express Credit Corp.
      4.80% (9/27/99)                            15,000         14,824,000
   Paccar Financial Corp.
      5.06% (9/16/99)                            10,000          9,891,772
                                                           ---------------
                                                                24,715,772
                                                           ---------------
      TOTAL COMMERCIAL PAPER
      (Cost $163,235,241)                                      163,235,241
                                                           ---------------

                             Statement of Net Assets

                             MONEY MARKET PORTFOLIO


                                   PERCENTAGE
                                       OF         PAR
                                   NET ASSETS     (000)         VALUE
                                   -----------   --------   --------------

--------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS            28.7%
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES               6.0%
   SMM Trust Series 1999E
      4.9825% (8/23/99)                         $ 20,000    $   20,000,000
                                                            --------------
BANKS                                 4.5%
   Key Bank, N.A.
      5.035% (9/14/99)                            15,000        14,991,551
                                                            --------------
BEVERAGES                             4.6%
   Pepsico
      4.8375% (8/19/99)                           15,000        14,997,728
                                                            --------------

CHEMICALS & ALLIED PRODUCTS           4.5%
   Dow Chemical Co.
      5.0437% (9/15/99)                           15,000        14,996,077
                                                            --------------
MISCELLANEOUS BUSINESS
CREDIT INSTITUTIONS                   4.6%
   John Deere Capital Corp.
      5.0812% (9/10/99)                           15,000        15,001,605
                                                            --------------
PETROLEUM REFINING                    4.5%
   Texaco Capital, Inc.
      4.845% (8/04/99                             15,000        14,987,608
                                                            --------------
     TOTAL VARIABLE RATE OBLIGATIONS
        (Cost $94,974,569)                                      94,974,569
                                                            --------------

                             Statement of Net Assets

                             MONEY MARKET PORTFOLIO


                                         PERCENTAGE
                                             OF          PAR
                                         NET ASSETS     (000)         VALUE
                                         -----------   --------   -------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                        8.4%
-------------------------------------------------------------------------------

 Morgan Stanley & Co.
    5.90% (7/01/99)
    To be repurchased at $27,904,572.50
    (Collateralized by $28,110,000  U.S.
    Treasury Notes, 6.25%; due on 5/31/00;
    Market Value $28,468,121)
    (Cost $27,900,000)                                $ 27,900    $  27,900,000
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES            100.1%                   331,108,311
        (Cost $331,108,311*)

LIABILITIES IN EXCESS OF OTHER ASSETS       (0.1%)                     (390,036)
                                          -------                 -------------

NET ASSETS (Applicable to 330,721,884
PCs outstanding)                           100.0%                 $ 330,718,275
                                          =======                 =============

NET ASSET VALUE, offering and
redemption price per PC
($330,718,275/330,721,884 PCs)                                    $        1.00
                                                                  =============

* Aggregate cost for Federal tax purposes.

                 See accompanying notes to financial statements.

                             STATEMENT OF NET ASSETS
                                   (Unaudited)

                              SHORT-TERM PORTFOLIO

                                  June 30, 1999

                                                PERCENTAGE
                                                    OF              PAR
                                                NET ASSETS          (000)           VALUE
                                                -----------       -----------   --------------
----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                           4.5%
----------------------------------------------------------------------------------------------

   U.S. Treasury Notes
      5.375% (1/31/00)
      (Cost $2,508,464)                                           $     2,500   $    2,504,778
                                                                                --------------

----------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                      29.1%
----------------------------------------------------------------------------------------------

   Federal Farm Credit Bank Discount Notes
      4.50% (7/01/99)                                                     485          485,000
                                                                                --------------

   Federal Home Loan Bank Bonds
      4.97% (2/16/00)
                                                                        3,000        2,991,443
   Federal Home Loan Bank Discount Notes
      4.71% (1/25/00)                                                   5,450        5,300,974
                                                                                --------------
                                                                                     8,292,417
                                                                                --------------
   Federal Home Loan Mortgage Corporation
      Discount Notes
      4.70% (9/09/99)                                                     345          341,802
      4.68% (10/08/99)                                                    840          829,080
      4.78% (11/02/99)                                                  4,920        4,838,342
                                                                                --------------
                                                                                     6,009,224
                                                                                --------------

   Federal Home Loan Mortgage Corporation
      Gold Balloon
      6.50% (10/31/99)                                                  1,512        1,500,292
                                                                                --------------

      TOTAL GOVERNMENT AGENCY OBLIGATIONS
      (Cost $16,297,609)                                                            16,286,933
                                                                                --------------

                             STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO

                                                 PERCENTAGE
                                                      OF            PAR
                                                 NET ASSETS        (000)            VALUE
                                                 -----------      -------       --------------
----------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES                              8.6%
----------------------------------------------------------------------------------------------

   Case Equipment Loan Trust
      5.285% (12/31/99)                                          $ 3,000        $    2,987,028

   Honda Auto Receivables Grantor Trust 1997-A
      5.85% (8/31/99)                                                431               430,225

   Union Acceptance Corp.
      5.44% (10/01/99)                                             1,425             1,423,034
                                                                                --------------

      TOTAL ASSET BACKED SECURITIES
      (Cost $4,854,863)                                                              4,840,287
                                                                                --------------


----------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                    21.0%
----------------------------------------------------------------------------------------------

BUSINESS SERVICES                                    3.5%
   United Parcel Service
      4.73% (7/01/99)
                                                                   1,975             1,975,000
                                                                             -----------------
CREDIT                                               4.4%
   American Express Credit Corp.
      4.78% (10/19/99)
                                                                   2,500             2,463,154
                                                                             -----------------
FINANCE                                              3.5%
   Prudential Funding
      4.81% (11/16/99)
                                                                   2,000             1,962,856
                                                                             -----------------
FINANCIAL SERVICES                                   5.2%
   General Electric Capital Corp.
      4.75% (11/10/99)
                                                                   3,000             2,947,354
                                                                             -----------------
FINANCIAL                                            4.4%
   USAA Capital Corp.
      4.89% (9/08/99)
                                                                   2,465             2,441,562
                                                                             -----------------
      TOTAL COMMERCIAL PAPER
      (Cost $11,791,256)                                                            11,789,926
                                                                             -----------------

                             STATEMENT OF NET ASSETS
                             -----------------------
                              SHORT-TERM PORTFOLIO
                              --------------------

                                       PERCENTAGE
                                           OF          PAR
                                       NET ASSETS     (000)          VALUE
                                      ------------  ---------  -----------------
--------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                  3.6%
--------------------------------------------------------------------------------

FINANCE
   Goldman Sachs Group
      5.0275% (7/26/99)
      (Cost $1,999,755)                              $ 2,000   $       2,001,466
                                                               -----------------

--------------------------------------------------------------------------------
MEDIUM TERM NOTES                         32.9%
--------------------------------------------------------------------------------

AUTOMOBILES                                5.4%
   General Motors Acceptance Corp.
      5.85% (4/06/00)                                  3,000           3,011,252
                                                               -----------------
CHEMICALS                                  5.3%
   E.I. Dupont
      4.998% (4/14/00)                                 3,000           2,985,000
                                                               -----------------
CREDIT                                     6.2%
   Associates Corp. of North America
      6.375% (6/15/00)                                 1,500           1,511,956
      5.50% (2/15/02)                                  2,000           1,960,000
                                                               -----------------
                                                                       3,471,956
                                                               -----------------

FINANCE                                   10.3%
   Ford Motor Credit
      6.85% (8/15/00)                                  3,000           3,026,057
   International Lease Finance Corp.
      6.63% (6/01/00)                                    740             745,014
      6.21% (2/01/01)                                  1,000           1,001,250
   Prudential Funding Corp.
      5.96% (4/27/00)                                  1,000           1,000,000
                                                               -----------------
                                                                       5,772,321
                                                               -----------------

                                          STATEMENT OF NET ASSETS

                                            SHORT-TERM PORTFOLIO

                                              PERCENTAGE
                                                  OF                  PAR
                                              NET ASSETS             (000)               VALUE
                                           ----------------     --------------     -----------------

FINANCIAL SERVICES                              5.7%
   Citicorp
      6.70% (4/30/01)                                               $ 1,170        $       1,180,238
   Morgan Stanley, Dean Witter
      5.89% (3/20/00)
                                                                      2,000                2,004,035
                                                                                   -----------------

                                                                                           3,184,273
                                                                                   -----------------

      TOTAL MEDIUM TERM NOTES
     (Cost $18,510,808)                                                                   18,424,802
                                                                                   -----------------

TOTAL INVESTMENTS IN SECURITIES                99.7%                                      55,848,192
        (Cost $55,962,755*)

OTHER ASSETS IN EXCESS OF LIABILITIES           0.3%                                         155,098
                                           ---------------                         -----------------

NET ASSETS (Applicable to 5,624,218
PCs outstanding)                              100.0%                               $      56,003,290
                                           ===============                         =================

NET ASSET VALUE, offering and
redemption price per PC
($56,003,290/5,624,218 PCs)                                                        $            9.96
                                                                                   =================


*  Aggregate cost for Federal tax purposes.
    The aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost
    $9,072; excess of tax cost over value
    $123,635.


                 See accompanying notes to financial statements.

                            Statements of Operations
                                   (Unaudited)

                         Six Months Ended June 30, 1999


                                         Government/REPO         Money Market           Short-Term
                                            Portfolio             Portfolio              Portfolio
                                       ---------------------  -------------------    ------------------

INTEREST INCOME                             $     3,784,041         $ 11,206,117          $  1,837,563

EXPENSES
   Investment advisory fee
                                                    157,252              398,378                95,453
   Administration fee
                                                     39,313              112,357                17,668
   Custodian
                                                     13,726               24,355                 6,455
   Audit
                                                      5,926               12,001                 1,651
   Insurance
                                                      3,537                9,883                 1,493
   Legal
                                                     14,093               14,627                 3,102
   Transfer agent
                                                      5,635                5,657                   600
   Trustee expenses
                                                      1,605                3,600                   300
   Professional services
                                                      5,865                2,400                     -
   Printing
                                                      1,440                2,303                   347
   Service agent
                                                          -                    -                50,000
   Miscellaneous
                                                      1,333                1,845                   170
   Fees waived
                                                   (171,099)                (906)              (71,229)
                                       ---------------------  -------------------    ------------------
                     Total Expenses
                                                     78,626              586,500               106,010

NET INVESTMENT INCOME
                                                  3,705,415           10,619,617             1,731,553

NET REALIZED GAIN (LOSS) ON SECURITIES SOLD               -               (3,609)               38,130
UNREALIZED DEPRECIATION OF SECURITIES                     -                    -              (279,798)
                                       ---------------------  -------------------    ------------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                           $     3,705,415         $ 10,616,008          $  1,489,885
                                       =====================  ===================    ==================

                 See accompanying notes to financial statements.

                       Statement of Changes in Net Assets


                            GOVERNMENT/REPO PORTFOLIO

                                                             Six Months Ended                     Year Ended
                                                               June 30, 1999                   December 31, 1998
                                                           ----------------------            ----------------------
                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                   $           3,705,415                   $    13,829,240
   Net realized gain (loss) on securities sold
                                                                               -                                 -
                                                           ----------------------            ----------------------
      Net increase in net assets
         resulting from operations
                                                                       3,705,415                        13,829,240
                                                           ----------------------            ----------------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.023
      and $.054 per PC
                                                                      (3,705,415)                      (13,829,240)
                                                           ----------------------            ----------------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 968,703,162
      and 3,258,023,585 PCs
                                                                     968,703,162                     3,258,023,585

   Value of 1,085,680 and 6,014,183 PCs
      issued in reinvestment of dividends
                                                                       1,085,680                         6,014,183

   Cost of 961,678,421 and 3,338,589,426
      PCs repurchased
                                                                    (961,678,421)                   (3,338,589,426)
                                                           ----------------------            ----------------------

   Increase (decrease) in net assets derived
      from capital transactions
                                                                       8,110,421                       (74,551,658)
                                                           ----------------------            ----------------------

   Total increase (decrease) in net assets
                                                                       8,110,421                       (74,551,658)

NET ASSETS:

   Beginning of period
                                                                     124,686,280                       199,237,938
                                                           ----------------------            ----------------------

   End of period                                                $    132,796,701                  $    124,686,280
                                                           ======================            ======================


                 See accompanying notes to financial statements.

                       Statement of Changes in Net Assets
                       ----------------------------------

                             MONEY MARKET PORTFOLIO
                             ----------------------

                                          Six Months Ended       Year Ended
                                           June 30, 1999      December 31, 1998
                                        ------------------   -------------------
                                          (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                    $  10,619,617       $    23,473,526
   Net realized gain (loss) on
     securities sold                               (3,609)                   77
     Net increase in net assets             --------------      ---------------
     resulting from operations                 10,616,008            23,473,603
                                            --------------      ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.023
      and $.053 per PC                        (10,619,617)          (23,473,526)

   Net capital gains                                    -                   (77)
                                            --------------      ---------------
   Total distributions                        (10,619,617)          (23,473,603)
                                            --------------      ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 1,687,069,352
      and 3,708,891,424 PCs                  (1,687,069,352)     (3,708,891,424)

   Value of 8,421,922 and 18,036,609 PCs
      issued in reinvestment of dividends         8,421,922          18,036,609

   Cost of 1,852,893,685 and 3,653,428,968
      PCs repurchased                        (1,852,893,685)     (3,653,428,968)
                                            ---------------     ---------------

   Increase (decrease) in net assets
      derived from capital transactions        (157,402,411)         73,499,065
                                            ---------------     ---------------
  Total increase (decrease) in
      net assets                               (157,406,020)         73,499,065

NET ASSETS:

   Beginning of period                          488,124,295         414,625,230
                                            ---------------     ---------------
   End of period                            $   330,718,275     $   488,124,295
                                            ===============     ===============

                 See accompanying notes to financial statements.

                                        STATEMENT OF CHANGES IN NET ASSETS

                                               SHORT-TERM PORTFOLIO

                                                              Six Months Ended            Year Ended
                                                                June 30, 1999         December 31, 1998
                                                             --------------------   ----------------------
                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                    $           1,731,553   $            2,623,231
   Net realized gain (loss) on securities sold                             38,130                   17,715
   Unrealized appreciation (depreciation)
      of securities                                                      (279,798)                 101,501
                                                           ----------------------   ----------------------
         Net increase in net assets
            resulting from operations
                                                                        1,489,885                2,742,447
                                                           ----------------------   ----------------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.243
      and $.540 per PC
                                                                       (1,731,553)              (2,623,231)
                                                           ----------------------   ----------------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 5,990,805
      and 3,125,109 PCs
                                                                       59,800,000               31,194,097

   Value of 95,679 and 185,408 PCs
      issued in reinvestment of dividends
                                                                          954,591                1,850,667

   Cost of 5,331,406 and 3,096,706
      PCs repurchased
                                                                      (53,177,110)             (30,901,428)
                                                           ----------------------   ----------------------

   Increase (decrease) in net assets derived
      from capital transactions
                                                                        7,577,481                2,143,336
                                                           ----------------------   ----------------------

   Total increase (decrease) in net assets
                                                                        7,335,813                2,262,552

NET ASSETS:

   Beginning of period
                                                                       48,667,477               46,404,925
                                                           ----------------------   ----------------------

   End of period                                            $          56,003,290   $           48,667,477
                                                           ======================   ======================


                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS


                            GOVERNMENT/REPO PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                            Six Months        Year          Year         Year       6/1/95(1)
                                               Ended         Ended         Ended         Ended       Through
                                              6/30/99       12/31/98      12/31/97     12/31/96     12/31/95
                                            ------------   -----------   -----------   ----------   ----------
                                             (Unaudited)
Net Asset Value, Beginning of Period        $       1.00   $      1.00   $      1.00   $     1.00   $     1.00
                                            ------------   -----------   -----------   ----------   ----------

Income From Investment Operations:
Net Investment Income                              0.023         0.054         0.054        0.053        0.034
Net Realized Gain (Loss) on Investments                0             0             0            0            0
                                            ------------   -----------   -----------   ----------   ----------

Total From Investment Operations                   0.023         0.054         0.054        0.053        0.034
                                            ------------   -----------   -----------   ----------   ----------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                          (0.023)       (0.054)       (0.054)      (0.053)      (0.034)
Distributions to PC holders from                       0             0             0            0            0
                                            ------------   -----------   -----------   ----------   ----------
Total Distributions                               (0.023)       (0.054)       (0.054)      (0.053)      (0.034)
                                            ------------   -----------   -----------   ----------   ----------

Net Asset Value, End of Period              $       1.00   $      1.00   $      1.00   $     1.00   $     1.00
                                            ============   ===========   ===========   ==========   ==========

Total Return                                      4.82% (3)      5.48%         5.57%        5.42%        5.99% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $    132,797   $   124,686   $   199,238      156,382   $  119,080
Ratio of Expenses to Average
   Net Assets(2)                                  0.10% (3)      0.10%         0.10%        0.10%        0.10% (3)
Ratio of Net Investment Income
   to Average Net Assets                           4.71% (3)     5.36%         5.44%        5.29%        5.78% (3)

-----------------------------------

(1)   Commencement of operations
(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .32% (annualized) for the six months ended June 30, 1999 and .28%, .29%, .29% and .30% for the fiscal periods ended December 31, 1998, 1997, 1996, and 1995, respectively.
(3)   Annualized

                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS


                             MONEY MARKET PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                          Six Months        Year           Year           Year           Year           Year
                                            Ended           Ended         Ended          Ended          Ended          Ended
                                           6/30/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                          -----------    ------------   -----------    -----------    -----------    -----------
                                          (Unaudited)
Net Asset Value, Beginning of Period            $1.00           $1.00         $1.00          $1.00          $1.00          $1.00
                                          -----------    ------------   -----------    -----------    -----------    -----------

Income From Investment Operations:
Net Investment Income                           0.023           0.053         0.054          0.052          0.058          0.041
Net Realized Gain (Loss) on                         0               0             0              0              0              0
Investments
                                          -----------    ------------   -----------    -----------    -----------    -----------

Total From Investment Operations                0.023           0.053         0.054          0.052          0.058          0.041
                                          -----------    ------------   -----------    -----------    -----------    -----------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                       (0.023)         (0.053)       (0.054)        (0.052)        (0.058)        (0.041)
Distributions to PC holders from
   Net Capital Gains                                0               0             0              0              0              0
                                          -----------    ------------   -----------    -----------    -----------    -----------

Total Distributions                            (0.023)         (0.053)       (0.054)        (0.052)        (0.058)        (0.041)
                                          -----------    ------------   -----------    -----------    -----------    -----------

Net Asset Value, End of Period                  $1.00           $1.00         $1.00          $1.00          $1.00          $1.00
                                          ===========    ============   ===========    ===========    ===========    ===========

Total Return                                    4.83% (2)       5.42%         5.51%          5.38%          5.97%          4.21%

Ratios/Supplemental Data:
Net Assets, End of Period (000)           $   330,718    $    488,124    $  414,625    $   524,872    $   584,976    $   451,367
Ratio of Expenses to Average
   Net Assets(1)                                0.26% (2)       0.26%         0.25%          0.23%          0.24%          0.26%
Ratio of Net Investment Income
   to Average Net Assets                        4.73% (2)       5.28%         5.38%          5.24%          5.82%          4.15%

---------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .24% and .25% for the fiscal periods ended December 31, 1996 and 1995, respectively.
(2) Annualized

                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS


                              SHORT-TERM PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                            Six Months         Year           Year          Year         Year           Year
                                              Ended           Ended          Ended         Ended         Ended          Ended
                                             6/30/99         12/31/98       12/31/97      12/31/96     12/31/95       12/31/94
                                           -------------   -------------   -----------   -----------   ----------    ------------
                                           (Unaudited)
Net Asset Value, Beginning of Period             $10.00           $9.97         $9.95        $10.00        $9.93          $10.03
                                           -------------   -------------   -----------   -----------   ----------    ------------

Income From Investment Operations:
Net Investment Income                             0.243           0.540         0.547         0.542        0.599           0.440
Net Realized and Unrealized
   Gain (Loss) on Investments                    (0.040)          0.030         0.020        (0.050)       0.070          (0.100)
                                           -------------   -------------   -----------   -----------   ----------    ------------
Total From Investment Operations                  0.203           0.570         0.567         0.492        0.669           0.340
                                           -------------   -------------   -----------   -----------   ----------    ------------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                         (0.243)         (0.540)       (0.547)       (0.542)      (0.599)         (0.440)
Distributions to PC holders from
   Net Capital Gains                                  -               -             -             -            -               -
                                           -------------   -------------   -----------   -----------   ----------    ------------
Total Distributions                              (0.243)         (0.540)       (0.547)       (0.542)      (0.599)         (0.440)
                                           -------------   -------------   -----------   -----------   ----------    ------------
Net Asset Value, End of Period                    $9.96          $10.00         $9.97         $9.95       $10.00           $9.93
                                           =============   =============   ===========   ===========   ==========    ============

Total Return                                      4.18% (3)       5.86%         5.85%         5.08%        6.92%           3.46%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                 $56,003         $48,667       $46,405       $69,940      $63,922        $103,240
Ratio of Expenses to Average
   Net Assets(1)                                  0.30% (3)       0.30%         0.30%         0.30%        0.30%           0.30%
Ratio of Net Investment Income
   to Average Net Assets                          4.90% (3)       5.42%         5.47%         5.43%        6.00%           4.29%
Portfolio Turnover Rate(2)                        97.6% (3)       10.2%         79.2%        119.0%        64.8%           47.6%

-----------------------------------------

(1) Without the waiver of a portion of advisory, service agent and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .50% (annualized) for the six months ended June 30, 1999 and .59%, .57%, .48%, .43%, and .37% for the fiscal periods ended December 31, 1998, 1997, 1996, 1995 and 1994.
(2) Excludes security purchases with a maturity of less than one year.
(3) Annualized

                See accompanying notes to financial statements.

                          Notes to Financial Statements


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At June 30, 1999, the Short-Term Portfolio had capital loss carry-forwards amounting to $854,279, $114,232 and $40,211 that expire in 2002, 2004 and 2005 respectively. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio.

     Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on June 30, 1999.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of June 30, 1999 and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     Government/REPO Portfolio and Money Market Portfolio - BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     Short-Term Portfolio - Neuberger & Berman ("N&B"), a Delaware Limited Liability Corporation, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays N&B a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

     Health Plans Capital Services Corporation ("CSC") served as the Fund's administrator until March 31, 1999. Effective April 1, 1999, BCS Financial Services Corporation ("BCS") serves as the Fund's administrator and acts generally in a supervisory capacity with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays BCS a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, BIMC serves as the Short-Term Portfolio service agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

     BIMC and N&B have agreed contractually to reduce their advisory fees otherwise payable to them in 1999 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, N&B waived $49,507 of such fees payable by the Short-Term Portfolio for the period ended June 30, 1999. BIMC voluntarily waived $17,838 of service agent fees and CSC and BCS voluntarily waived $1,845 and $2,039, respectively, of administrator fees payable by the Short-Term Portfolio during this period. In addition, BIMC voluntarily waived $680 and $139,171 of advisory fees. CSC voluntarily waived $226 and $15,003 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period. BCS voluntarily waived $16,925 of administrator fees payable by the Government/REPO Portfolio during this period.

D.   At June 30,1999, net assets consisted of:

                                             Government/REPO    Money Market    Short-Term
                                                Portfolio         Portfolio      Portfolio
                                             ---------------    ------------   -----------
        Capital paid in....................    $132,796,701     $330,721,884   $57,088,445
        Accumulated realized gain (loss) on
          security transactions............             -             (3,609)     (970,592)
        Net unrealized appreciation of
          investments......................             -                -        (114,563)
                                             ---------------    ------------   -----------
                                               $132,796,701     $330,718,275   $56,003,290
                                             ---------------    ------------   -----------

E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were

     $15,108,455 and $16,659,159, respectively, and purchases and sales of U.S Government securities were $10,422,702 and $17,925,086 respectively, for the period ended June, 30, 1999.


               Annual Meeting of Participation Certificate Holders
                                   (Unaudited)

     The 1999 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate Holders was held on April 22, 1999. At this meeting the Participation Certificate Holders elected the slate of Trustee nominees recommended by the Board of Trustees and ratified the selection of PricewaterhouseCoopers LLP, as the independent certified public accountants for the fiscal year ending December 31, 1999. A total of 537,824,984.855 Participation Certificates, representing 86.0% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                           For         Against     Abstain
                                         -------      ---------   ---------
     Election of Trustee Nominees    537,824,984.855      0            0

     Ratification of independent
      certified public accountants   530,421,734.334      0      7,403,250.521

--------------------------------------------------------------------------------
                           PLAN INVESTMENT FUND, INC.

                                676 N. St. Clair
                             Chicago, Illinois 60611
                             (312) 951-9841

                                    TRUSTEES

         EDWARD J. BARAN                     JOSEPH REICHARD
         President and                       Vice President, Treasury Services &
              Chief Executive Officer          Assistant Treasurer
         Plan Investment Fund, Inc.          Highmark, Inc.
         BCS Financial Corporation

                                             M. EDWARD SELLERS
         HOWARD F. BEACHAM III               President and
         President and                         Chief Executive Officer
              Chief Operating Officer            Blue Cross and Blue Shield
         Blue Cross and Blue Shield                    of South Carolina
              of Central New York, Inc.
                                             THOMAS J. WARD
         PHILLIP A. GOSS                     President and
         Vice President                        Chief Executive Officer
              Corporate Development          Blue Cross of Northeastern
         Blue Cross and Blue Shield            Pennsylvania
              of Illinois
                                             SHERMAN M. WOLFF
         RONALD F. KING                      Senior Vice President, Corporate
         President and                         Resources and
              Chief Executive Officer          Chief Financial Officer
         Blue Cross and Blue Shield          Health Care Service Corporation
              of Oklahoma

         MARK A. ORLOFF
         Vice President  and
              Deputy General Counsel
         Blue Cross and Blue Shield
              Association

                               INVESTMENT ADVISORS
                               -------------------
 GOVERNMENT/REPO PORTFOLIO                             SHORT TERM PORTFOLIO
 and MONEY MARKET PORTFOLIO                            Neuberger Berman
 BlackRock Institutional Management Corporation        New York, New York
 Wilmington, Delaware